Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Financial assets
Available-for-sale financial assets	$ 20,890	$ 705	$ 9,960
Loans and receivables (including cash and cash equivalents, other financial assets, accounts and notes receivable, other receivables and refundable deposits)	12,204,292	411,751	11,862,621
Financial assets	12,225,182	412,456	11,872,581
Financial liabilities
Financial liabilities at amortized cost (including bank loans, accounts payable, payables to contractors and equipment suppliers, lease payable, other payables and guarantee deposits)	$ 14,024,304	$ 473,155	$ 13,579,473